Employees and directors, Sharesave and Employee Stock Purchase Plan 2006 (Details) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2019 USD ($) shares yr Plan	Oct. 31, 2019 shares £ / shares	Apr. 30, 2017 USD ($) shares	Oct. 31, 2018 USD ($) shares yr	Oct. 31, 2018 shares £ / shares
Share-Based Plans Outstanding [Abstract]
Exercised (in shares) | shares	(14,533,973)		(8,607,889)	(18,156,060)
Outstanding at ending period (in shares) | shares	1,192,000
Share-Based Payment Significant Inputs [Abstract]
Weighted average share price at the grant date (in pounds per share)		£ 22.81			£ 18.35
Expected volatility	28.00%
Expected dividend yield	2.85%
Expected option life | yr				1.96
Annual risk-free interest rate	0.43%
Number of employee benefit plans | Plan	2
Share based compensation charge | $	$ 68.8		$ 31.5	$ 64.3
Bottom of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility				28.00%
Expected dividend yield				3.26%
Expected option life | yr	1.75
Annual risk-free interest rate				0.43%
Top of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility				31.00%
Expected dividend yield				5.29%
Expected option life | yr	1.78
Annual risk-free interest rate				0.84%
March 1, 2020 - May 31, 2020 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	309,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 1, 2018
Exercise price per share (in pounds per share)		12.356
July 1, 2020 - September 30, 2020 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	430,000
Weighted Average Exercise Price [Abstract]
Date of grant	July 1, 2018
Exercise price per share (in pounds per share)		8.685
March 1, 2021 - May 31, 2021 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	244,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 1, 2019
Exercise price per share (in pounds per share)		14.28
October 1, 2021 - December 31, 2021 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	209,000
Weighted Average Exercise Price [Abstract]
Date of grant	October 1, 2019
Exercise price per share (in pounds per share)		£ 14.628
Sharesave Plan 2006 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at beginning period (in shares) | shares	496,000			559,000
Exercised (in shares) | shares	(81,000)			(294,000)
Forfeited (in shares) | shares	(102,000)			(223,000)
Granted (in shares) | shares	125,000			454,000
Outstanding at ending period (in shares) | shares	438,000		559,000	496,000
Exercisable at ending period (in shares) | shares		62,000		47,000	47,000
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share)		£ 11.85			£ 10.39
Exercised (in pounds per share)		11.71			8.29
Forfeited (in pounds per share)		12.97			15.08
Granted (in pounds per share)		13.74			12.93
Outstanding at period end (in pounds per share)		12.21			11.85
Exercisable at ending period (in pounds per share)		14.61			£ 11.16
Share-Based Payment Significant Inputs [Abstract]
Employee plans saving period	3 years
Percentage of grants of option with option price at discount	20.00%
Sharesave Plan 2006 [Member] | October 1, 2019 - February 1, 2020 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	61,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 12, 2016
Exercise price per share (in pounds per share)		14.656
Sharesave Plan 2006 [Member] | April 1, 2021 - September 30, 2021 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	21,000
Weighted Average Exercise Price [Abstract]
Date of grant	February 23, 2018
Exercise price per share (in pounds per share)		17.200
Sharesave Plan 2006 [Member] | April 1, 2021 - September 30, 2021 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	2,000
Weighted Average Exercise Price [Abstract]
Date of grant	February 23, 2018
Exercise price per share (in pounds per share)		19.630
Sharesave Plan 2006 [Member] | October 1, 2021 - March 31, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	221,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 3, 2018
Exercise price per share (in pounds per share)		10.230
Sharesave Plan 2006 [Member] | October 1, 2021 - March 31, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	19,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 3, 2018
Exercise price per share (in pounds per share)		11.590
Sharesave Plan 2006 [Member] | April 1, 2022 - September 30, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	67,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 7, 2019
Exercise price per share (in pounds per share)		13.440
Sharesave Plan 2006 [Member] | April 1, 2022 - September 30, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	4,000
Weighted Average Exercise Price [Abstract]
Date of grant	March 7, 2019
Exercise price per share (in pounds per share)		15.330
Sharesave Plan 2006 [Member] | October 1, 2021 - August 4, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	40,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 5, 2019
Exercise price per share (in pounds per share)		14.110
Sharesave Plan 2006 [Member] | October 1, 2021 - August 4, 2022 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at ending period (in shares) | shares	3,000
Weighted Average Exercise Price [Abstract]
Date of grant	August 5, 2019
Exercise price per share (in pounds per share)		£ 15.743
Employee Stock Purchase Plan 2006 [Member]
Share-Based Plans Outstanding [Abstract]
Outstanding at beginning period (in shares) | shares	800,000			124,000
Exercised (in shares) | shares	(17,000)			(110,000)
Forfeited (in shares) | shares	(44,000)			(31,000)
Granted (in shares) | shares	453,000			817,000
Outstanding at ending period (in shares) | shares	1,192,000		124,000	800,000
Exercisable at ending period (in shares) | shares		0		0	0
Weighted Average Exercise Price [Abstract]
Outstanding at beginning period (in pounds per share)		£ 10.47			£ 15.10
Exercised (in pounds per share)		11.14			15.98
Forfeited (in pounds per share)		14.40			12.36
Granted (in pounds per share)		14.44			10.57
Outstanding at period end (in pounds per share)		11.82			10.47
Exercisable at ending period (in pounds per share)		0			0
Share-Based Payment Significant Inputs [Abstract]
Weighted average share price at the grant date (in pounds per share)		17.56			15.48
Employee plans saving period	2 years
Percentage of grants of option with option price at discount	15.00%
Employee Stock Purchase Plan 2006 [Member] | Bottom of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility	49.06%			28.82%
Expected dividend yield	4.63%			3.86%
Expected option life | yr	2			2
Annual risk-free interest rate	0.49%			1.30%
Employee Stock Purchase Plan 2006 [Member] | Top of Range [Member]
Share-Based Payment Significant Inputs [Abstract]
Expected volatility	49.68%			48.60%
Expected dividend yield	5.87%			7.02%
Expected option life | yr	3			3
Annual risk-free interest rate	1.16%			1.50%
Sharesave Plan and Employee Stock Purchase Plan 2006 [Member]
Share-Based Payment Significant Inputs [Abstract]
Weighted average share price at the grant date (in pounds per share)		£ 5.93			£ 6.28
Share based compensation charge | $	$ 2.8			$ 2.9